LONG-TERM DEBT, NET (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of Long-term Debt	Long-term debt, net consists of:

	December 31,
	2020	2019

	(In thousands)
Credit Facility due February 13, 2025	$—	$—
Term Loan due February 13, 2027	425,000	425,000
6.375% Senior Notes (the “6.375% Senior Notes”)	—	400,000
5.00% Senior Notes due December 15, 2027 (the “5.00% Senior Notes”); interest payable each June 15 and December 15	450,000	450,000
4.625% Senior Notes due June 1, 2028 (the “4.625% Senior Notes”); interest payable each June 1 and December 1	500,000	—
5.625% Senior Notes due February 15, 2029 (the “5.625% Senior Notes”); interest payable each February 15 and August 15	350,000	350,000
4.125% Senior Notes due August 1, 2030 (the “4.125% Senior Notes”); interest payable each February 1 and August 1	500,000	—
0.875% Exchangeable Senior Notes due October 1, 2022 (the “2022 Exchangeable Notes”); interest payable each April 1 and October 1	517,500	517,500
0.875% Exchangeable Senior Notes due June 15, 2026 (the “2026 Exchangeable Notes”); interest payable each June 15 and December 15	575,000	575,000
2.00% Exchangeable Senior Notes due January 15, 2030 (the “2030 Exchangeable Notes”); interest payable each January 15 and July 15	575,000	575,000
Total long-term debt	3,892,500	3,292,500
Less: Unamortized original issue discount	6,029	6,283
Less: Unamortized debt issuance costs	45,541	46,201
Total long-term debt, net	$3,840,930	$3,240,016
The following table presents details of the exchangeable features under the amended Match Group terms:

	Number of shares of the Company’s Common Stock into which each $1,000 of Principal of the Exchangeable Notes is Exchangeable(a)	Approximate Equivalent Exchange Price per Share(a)	Exchangeable Date
2022 Exchangeable Notes	22.7331	$43.99	July 1, 2022
2026 Exchangeable Notes	11.4259	$87.52	March 15, 2026
2030 Exchangeable Notes	11.8739	$84.22	October 15, 2029
______________________
(a)Subject to adjustment upon the occurrence of specified events.

Schedule of Debt Instrument Redemption
The 4.625% Senior Notes were issued on May 19, 2020. The proceeds from these notes were used to redeem the outstanding 6.375% Senior Notes, to pay expenses associated with the offering, and for general corporate purposes. At any time prior to June 1, 2023, these notes may be redeemed at a redemption price equal to the sum of the principal amount, plus accrued and unpaid interest and a make-whole premium set forth in the indenture governing the notes. Thereafter, these notes may be redeemed at redemption prices set forth in the indenture governing the notes, together with accrued and unpaid interest to the applicable redemption date, if redeemed during the twelve-month period beginning on June 1 of the years indicated below:

Beginning June 1,	Percentage
2023	102.313%
2024	101.156%
2025 and thereafter	100.000%
The 4.125% Senior Notes were issued on February 11, 2020. The proceeds from these notes were used to fund a portion of the $3.00 per common share of Former Match Group that was payable in connection with the Separation. At any time prior to May 1, 2025, these notes may be redeemed at a redemption price equal to the sum of the principal amount, plus accrued and unpaid interest and a make-whole premium set forth in the indenture governing the notes. Thereafter, these notes may be redeemed at redemption prices set forth in the indenture governing the notes, together with accrued and unpaid interest to the applicable redemption date, if redeemed during the twelve-month period beginning on May 1 of the years indicated below:

Beginning May 1,	Percentage
2025	102.063%
2026	101.375%
2027	100.688%
2028 and thereafter	100.000%
The 5.625% Senior Notes were issued on February 15, 2019. The proceeds from these notes were used to repay outstanding borrowings under the Credit Facility, to pay expenses associated with the offering, and for general corporate purposes. At any time prior to February 15, 2024, these notes may be redeemed at a redemption price equal to the sum of the principal amount, plus accrued and unpaid interest and a make-whole premium set forth in the indenture governing the notes. Thereafter, these notes may be redeemed at redemption prices set forth below, together with accrued and unpaid interest to the applicable redemption date, if redeemed during the twelve-month period beginning on February 15 of the years indicated below:

Beginning February 15,	Percentage
2024	102.813%
2025	101.875%
2026	100.938%
2027 and thereafter	100.000%
The 5.00% Senior Notes were issued on December 4, 2017. The proceeds, along with cash on hand, were used to redeem then outstanding senior notes and pay the related call premium. At any time prior to December 15, 2022, these notes may be redeemed at a redemption price equal to the sum of the principal amount, plus accrued and unpaid interest and a make-whole premium set forth in the indenture governing the notes. Thereafter, these notes may be redeemed at the redemption prices set forth below, together with accrued and unpaid interest thereon to the applicable redemption date, if redeemed during the twelve-month period beginning on December 15 of the years indicated below:

Beginning December 15,	Percentage
2022	102.500%
2023	101.667%
2024	100.833%
2025 and thereafter	100.000%

Schedule of If-Converted Value in Excess of Principal	The following table presents the if-converted value that exceeded the principal of each note based on the Company’s stock price December 31, 2020 and December 31, 2019, respectively. The amounts for December 31, 2020 represent the exchange occurring under the Match Group terms and for December 31, 2019 represent the exchange occurring under Former IAC terms.

	December 31, 2020	December 31, 2019

	(In millions)
2022 Exchangeable Notes	$1,261.2	$329.6
2026 Exchangeable Notes	$418.3	N/A
2030 Exchangeable Notes	$457.2	N/A

Schedule fo Exchangeable Notes Hedge and Warrants
The following tables sets forth the components of the Exchangeable Notes:

	December 31, 2020
	2022 Exchangeable Notes	2026 Exchangeable Notes	2030 Exchangeable Notes

	(In thousands)
Liability component:
Principal	$517,500	$575,000	$575,000
Less: unamortized debt issuance costs	6,511	8,700	9,627
Net carrying value included in long-term debt, net	$510,989	$566,300	$565,373

	December 31, 2019
	2022 Exchangeable Notes	2026 Exchangeable Notes	2030 Exchangeable Notes

	(In thousands)
Liability component:
Principal	$517,500	$575,000	$575,000
Less: unamortized debt issuance costs	10,157	10,232	10,577
Net carrying value included in long-term debt, net	$507,343	$564,768	$564,423
The following tables present details of the
Exchangeable Notes Hedges and Warrants under the amended Match Group terms:

	Number of Shares(a)	Approximate Equivalent Exchange Price per Share(a)

	(Shares in millions)
2022 Exchangeable Notes Hedge	11.8	$43.99
2026 Exchangeable Notes Hedge	6.6	$87.52
2030 Exchangeable Notes Hedge	6.8	$84.22

	Number of Shares(a)	Weighted Average Strike Price per Share(a)

	(Shares in millions)
2022 Exchangeable Notes Warrants	11.8	$68.22
2026 Exchangeable Notes Warrants	6.6	$134.76
2030 Exchangeable Notes Warrants	6.8	$134.82
______________________
(a)Subject to adjustment upon the occurrence of specified events.

Schedule of Interest Expense, Exchangeable Notes
The following table sets forth interest expense recognized related to the Exchangeable Notes:

	Year Ended December 31, 2020
	2022 Exchangeable Notes	2026 Exchangeable Notes	2030 Exchangeable Notes

	(In thousands)
Contractual interest expense	$4,528	$5,031	$11,500
Amortization of debt issuance costs	3,646	1,533	950
Total interest expense recognized	$8,174	$6,564	$12,450

	Year Ended December 31, 2019
	2022 Exchangeable Notes	2026 Exchangeable Notes	2030 Exchangeable Notes

	(In thousands)
Contractual interest expense	$4,528	$2,963	$6,772
Amortization of debt issuance costs	3,578	897	550
Total interest expense recognized	$8,106	$3,860	$7,322

Year Ended December 31, 2018
2022 Exchangeable Notes

(In thousands)
Contractual interest expense	$4,528
Amortization of debt issuance costs	3,509
Total interest expense recognized	$8,037

Schedule of Long-term Debt Maturities	Long-term debt maturities

Years Ending December 31,	(In thousands)
2022	$517,500
2026	575,000
2027	875,000
2028	500,000
2029	350,000
2030	1,075,000
Total	3,892,500
Less: Unamortized original issue discount	6,029
Less: Unamortized debt issuance costs	45,541
Total long-term debt, net	$3,840,930